Deposits	6 Months Ended
Sep. 30, 2024
Miscellaneous non-current assets [abstract]
Deposits [Text Block]

9. Deposits

The deposits relate to required amounts on account with electricity providers in Sweden, Paraguay and for equipment purchases, consisting of:

Description	September 30, 2024	March 31, 2024
ANDE*	$3,360	$-
Atnorth	307	292
Bodens Energi	272	258
Equipment deposits	12,654	26,307
Vattenfall AB	1,252	1,191
Deposits excluding provision	17,845	28,048

Equipment deposit provision, opening	(12,131)	(27,331)
Reclassed amounts	-	15,200
Provision on equipment deposits	(12,131)	(12,131)
Total	$5,714	$15,917

The Company is exposed to counterparty risk through the advances made for certain mining equipment ("Deposits") it places with its suppliers in order to secure orders over a set delivery schedule.  The risk of a supplier failing to meet its contractual obligations may result in late deliveries and/or the value of the deposits is not realised as a result of non delivery of equipment or delivery of equipment with reduced quality.  The Company attempts to mitigate this risk by procuring mining hardware from the established suppliers and with whom the Company has existing relationships and knowledge of their reputation in the market.

*During the period ended September 30, 2024, the Company entered a 100 MW power supply agreement with the National Administration of Electricity (“ANDE”) in Paraguay. The Company paid $3.4 million security deposit for one month of estimated consumption of electric energy and power per terms of the agreement.

The Company has a commitment to pay for another two months of estimated consumption before sixty calendar days from the start of the supply or within 12 months following the signing of the power supply agreement, whichever, occurs first. In addition, the Company will need to provide a real guarantee, valid until April 1, 2028, for an amount equivalent to two months of estimated consumption of electric energy and power within 12 months of signing the power supply agreement. These commitment amounts are included in Note 15(c) and are refundable to the Company after the agreement has concluded and the sums resulting from the final statement of account from ANDE are settled.